UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191




Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)




1370 Pittsford Mendon Road
Mendon, NY  14506
(Address of principal executive offices)




Christopher Carosa
1370 Pittsford Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)




Registrant's telephone number, including area code: (585) 624-3150


Date of fiscal year end: June 30

Date of reporting period: March 31, 2005


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
March 31, 2005
(Unaudited)


                                Number of Shares Historical Cost  Market Value
COMMON STOCKS
-------------

Apparel - 3.9%
  VF Corp                                  2,600       110,625         153,764

Automotive - 5.4%
  Delphi Corporation                      14,600       150,364          65,408
  Pep Boys - Manny, Moe & Jack             8,400       122,032         147,672
                                                   -----------     -----------
                                                       272,396         213,080

Banking and Finance - 10.9%
  BISYS Group Inc                          6,300        83,378          98,784
  FIserv, Inc                              3,000        75,229         119,400
  National City Corp                       2,200        55,431          73,700
  New York Community Bancorp               5,000       105,030          90,800
  Trustco Bank Corp NY                     4,400        47,300          50,556
                                                   -----------     -----------
                                                       366,368         433,240

Commercial Services - 5.3%
  Affiliated Computer Services Inc.        2,700       134,417         143,748
  Paychex, Inc.                            2,000        64,090          65,640
                                                   -----------     -----------
                                                       198,507         209,388

Computers - Hardware - 3.1%
  Dell Corp.                               3,250        79,273         124,865

Computers - Networking - 1.7%
  Cisco Systems, Inc.                      3,800        55,371          67,982

Computers - Software - 8.2%
  Microsoft Corp.                          4,600       116,304         111,182
  Oracle                                  11,000       119,262         137,280
  Synopsis, Inc.                           4,300        99,496          77,830
                                                   -----------     -----------
                                                       335,062         326,292

Electrical Equipment - 4.7%
  Corning Inc.                             9,000        71,358         100,170
  General Electric Co.                     2,450        64,576          88,347
                                                   -----------     -----------
                                                       135,934         188,517

Foods & Beverages - 5.7%
  Conagra Foods Inc                        4,100        89,953         110,782
  Sensient Technologies                    5,300       110,829         114,268
                                                   -----------     -----------
                                                       200,782         225,050

Instruments - 1.6%
  Checkpoint Systems, Inc.                 3,700        32,717          62,456

Insurance - 6.2%
  AmerUs Group Co Cl A                     3,000        91,169         141,750
  Gallagher Arthur J & Co.                 3,700       114,240         106,560
                                                   -----------     -----------
                                                       205,409         248,310

Leisure & Recreational - 3.2%
  Hasbro Inc.                              1,400        16,142          28,630
  Mattel Inc.                              4,550        52,852          97,143
                                                   -----------     -----------
                                                        68,994         125,773

Manufacturing - 2.8%
  Lincoln Electric Holdings, Inc           3,700        70,781         111,296

Medical Products and Supplies - 2.6%
  Polymedica Corporation                   3,200        83,194         101,632

Office Equipment - 3.0%
  Xerox Corp.                              8,000       118,582         121,200

Pharmaceuticals - 7.4%
  Mylan Laboratories Inc.                  5,400       110,246          95,688
  Pharmaceutical Product Development, Inc. 4,100       106,313         198,645
                                                   -----------     -----------
                                                       216,559         294,333
Retail - General - 3.5%
  Dollar General                           6,300        95,632         138,033

Retail - Specialty - 3.0%
  Christopher & Banks Corp.                6,700       110,081         117,920

Semiconductors - 2.4%
  Intel Corp.                              4,100        96,931          95,243

Shoes & Leather - 3.3%
  Genesco Inc                              4,600        69,893         130,732

Utilities - Natural Resources - 3.5%
  Chesapeake Utilities Corp                3,100        57,194          82,460
  NiSource Inc                             2,500        46,325          56,975
                                                   -----------     -----------
                                                       103,519         139,435

                                                   -----------     -----------
Total Investments - 91.2%                            3,026,609       3,628,541

Other Assets Less Liabilities - 8.8%                                   349,666


TOTAL PORTFOLIO                                      3,376,275       3,978,206
                                                   ===========     ===========


Bullfinch Fund, Inc.
Western New York Series
Schedule of Investments
March 31, 2005
(Unaudited)

                               Number of Shares  Historical Cost  Market Value

COMMON STOCKS - 89.2%
-------------

Aerospace - 4.5%
  Moog, Inc. Class A                        225          2,930          10,170
  Northrop Grumman                          200          2,536          10,796
                                                   -----------     -----------
                                                         5,466          20,966

Airlines - 2.6%
  Southwest Airlines Co.                    850         15,105          12,104

Automotive - 8.6%
  Delphi Corporation                      2,000         20,506           8,960
  Monro Muffler Brake Inc                   500          9,880          12,905
  Pep Boys - Manny, Moe & Jack            1,000         14,532          17,580
                                                   -----------     -----------
                                                        44,918          39,445

Chemical - 1.4%
  CPAC, Inc.                              1,200          7,236           6,420

Commercial Services - 5.8%
  Harris Interactive Inc.                 2,600          8,918          11,986
  Paychex, Inc.                             450         11,885          14,769
                                                   -----------     -----------
                                                        20,803          26,755

Computers - Distributors - 2.2%
  Ingram Micro                              600         10,909          10,002

Computers - Hardware - 2.9%
  Dell Corp.                                350         10,734          13,447

Computers - Networking - 1.7%
  Performance Technologies, Inc.          1,200         12,851           7,992

Computers - Services - 3.2%
  Computer Task Group Inc.                3,700         15,799          14,726

Computers - Software - 4.0%
  Oracle                                  1,300         16,642          16,224
  Veramark Tech Inc.                      1,500          9,782           2,100
                                                   -----------     -----------
                                                        26,424          18,324

Electrical Equipment - 15.1%
  Corning Inc.                            2,500         15,652          27,825
  General Electric Co.                      350          9,305          12,621
  Ultralife Batteries, Inc.               1,700          6,766          29,104
                                                   -----------     -----------
                                                        31,723          69,550

Electronics Components - 2.2%
  Astronics Corp.                         1,431          7,065           9,988

Foods & Beverages - 4.6%
  Constellation Brands, Inc.                400          5,017          21,148

Industrial Materials - 0.1%
  Servotronics, Inc.                        100            937             441

Industrial Services - 0.1%
  American Locker Group Inc.                100            636             540

Leisure & Recreational - 4.6%
  Mattel Inc.                             1,000         14,245          21,350

Machinery - 0.3%
  Columbus McKinnon Corp                    100          2,344           1,362

Medical Products and Supplies - 1.4%
  Wilson Greatbatch Technologies            350         12,782           6,384

Metal Fabrication & Hardware - 3.7%
  Graham Corp.                            1,000          8,828          17,250

Office Equipment - 3.6%
  Xerox Corp.                             1,100         18,570          16,665

Packaging & Containers - 2.5%
  Mod Pac Corporation                       715          3,461          11,303

Photographic Equipment and Suppliers - 2.8%
  Eastman Kodak                             400         11,746          13,020

Railroads - 5.1%
  Genesee & Wyoming Class A                 900          3,783          23,319

Real Estate & Related - 3.8%
  Home Properties, Inc.                     200          5,624           7,760
  Sovran Self Storage                       250          6,892           9,908
                                                   -----------     -----------
                                                        12,516          17,668

Retail - General - 3.1%
  Dollar General                            650          9,065          14,242

Retail - Specialty - 3.4%
  Christopher & Banks Corp.                 900         15,565          15,840

Steel - 3.6%
  Gilbraltar Steel Corp                     750          8,975          16,455

Utilities - Natural Resources - 3.1%
  National Fuel Gas Co.                     500         11,250          14,295

                                                   -----------      ----------
Total Investments - 89.2%                              348,755         461,001

Other Assets Less Liabilities - 10.8%                                   55,625

TOTAL PORTFOLIO                                        404,380         516,625
                                                   ===========     ===========

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.




Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.



Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 27, 2005




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 27, 2005